Borrowed Funds	12 Months Ended
Dec. 31, 2011
Borrowed Funds [Abstract]
Borrowed Funds
Note 8.	Borrowed Funds

Borrowed funds at December 31, 2011 consist of borrowings from the FHLB as follows:

	Weighted-
Stated	Average
Maturity	Interest Rate	Amount

2012	4.33%	$13,000,000
2013	0.98	4,750,000
2014	1.31	3,500,000
2015	1.68	1,500,000
2016	-	-
Thereafter	2.65	3,000,000
	2.95%	$25,750,000

Borrowed funds at December 31, 2010 included borrowings from the FHLB of $49,250,000.  Such borrowings carried a weighted-average interest rate of 3.77% with maturities ranging from 2010 through 2020.

The FHLB borrowings are collateralized by FHLB stock and qualifying first and second mortgage loans representing various percentages of the total borrowings outstanding.  At December 31, 2011, loans with a principal balance of $178,237,915 were pledged to the FHLB.